Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Professional service fee	¥ 3,525	¥ 6,466
Accrued payroll and employee benefits	136	1,911
Staff reimbursement		374
Payable for advertisement	68	69
VAT and other tax payables	91	64
Others		746
Total	¥ 3,820	¥ 9,630